CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net loss	$ (2,028)	$ (5,198)	[1]
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	5,683	4,646
Impairment of held for sale asset	439	0
Stock-based compensation of options	1,061	306
Accrued severance pay, net	114	(128)
Deferred taxes, net	1,664	185
Increase in trade receivables, net	(11,883)	(7,357)	[1]
Decrease (increase) in contract assets	(2,608)	21,647	[1]
Increase in other assets and receivables	(7,763)	(4,009)
Decrease (increase) in inventories, net	(4,075)	1,774
Increase (decrease) in trade payables	4,205	(790)
Decrease in accrued expenses	(1,690)	(1,802)
Increase (decrease) in advances from customers and deferred revenues	7,010	(338)	[1]
Decrease in other liabilities	(810)	(194)
Net cash provided by (used in) operating activities	(10,681)	8,742
Cash flows from investing activities:
Purchase of property and equipment	(4,515)	(3,572)
Repayment of (investment in) short term deposits	2,159	(2,159)
Net cash used in investing activities	(2,356)	(5,731)
Cash flows from financing activities:
Dividend payment	0	(35,003)
Repayment of long-term loan	0	(4,000)
Net cash used in financing activities	(0)	(39,003)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	32	(161)
Decrease in cash, cash equivalents and restricted cash	(13,005)	(36,153)
Cash, cash equivalents and restricted cash at the beginning of the period	84,463	115,958
Cash, cash equivalents and restricted cash at the end of the period	71,458	79,805
Cash paid during the period for:
Interest	0	97
Income taxes	781	243
Non-cash transactions:
Purchases of property and equipment that were not paid for and reclassification from inventories to property and equipment	438	251
New operating lease assets obtained in exchange for operating lease liabilities	$ 1,025	$ 419

[1]	The Company restated previously issued condensed interim consolidated financial statements. See Note 2 and Note 13 for additional information.